As filed with the Securities and Exchange Commission on September 9, 1999

                                                    1933 Act File No. 333-82195
                                                    1940 Act File No. 811-09421
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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------

                                   Form N-2
                       (Check appropriate box or boxes)

                               ----------------

[_]REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]Pre-Effective Amendment No. 2

[_]Post-Effective Amendment No. ______

              and

[_]REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]Amendment No. 2

                               ----------------

                          SAL Trust Preferred Fund I
         Exact Name of Registrant as Specified in Declaration of Trust

                               ----------------

                   800 Shades Creek Parkway, Suite 125

                        Birmingham, Alabama 35209
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)
                                (205) 252-5900
              Registrant's Telephone Number, including Area Code

                         The Corporation Trust Company
                              1209 Orange Street
                Wilmington, Delaware 19801, County of Newcastle
 Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                               ----------------

                         Copies of Communications to:
                               Thomas S. Harman
                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                            Washington, D.C. 20036

  Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

                               ----------------

  If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

  It is proposed that this filing will become effective (check appropriate box)

  [X] when declared effective pursuant to Section 8(c)

                               ----------------

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

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                                                        Proposed
                                           Proposed      Maximum
                             Amount        Maximum      Aggregate   Amount of
  Title of Securities        Being      Offering Price  Offering   Registration
    Being Registered       Registered      Per Unit     Price(1)      Fee(2)
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
Shares, No Par Value...  946,000 Shares     $25.00     $23,650,000  $6,574.70
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
(1) Estimated solely for the purpose of calculating the registration fee.
(2) Previously paid.

                               ----------------

  The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

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


                           SAL TRUST PREFERRED FUND I

                               ----------------

                             CROSS REFERENCE SHEET

                               Part A--Prospectus

 Items in Part A of Form N-2                               Location in Prospectus
 ---------------------------                               ----------------------
 Item 1.  Outside Front Cover............................. Cover Page

 Item 2.  Cover Pages; Other Offering Information......... Cover Page

 Item 3.  Fee Table and Synopsis.......................... Prospectus Summary; Summary of
                                                            Fund Expenses

 Item 4.  Financial Highlights............................ Not Applicable

 Item 5.  Plan of Distribution............................ Cover Page; Prospectus Summary;
                                                            Underwriting

 Item 6.  Selling Shareholders............................ Not Applicable

 Item 7.  Use of Proceeds................................. Prospectus Summary; Use of
                                                            Proceeds; The Fund's Investments

 Item 8.  General Description of the Registrant........... Prospectus Summary; The Fund; The
                                                            Fund's Investments; Fund Shares

 Item 9.  Management...................................... Prospectus Summary; Management of
                                                            the Fund; Fund Custodian and
                                                            Transfer Agent

 Item 10. Capital Stock, Long-Term Debt, and Other
           Securities..................................... Fund Shares; Tax Matters

 Item 11. Defaults and Arrears on Senior Securities....... Not Applicable

 Item 12. Legal Proceedings............................... Not Applicable

 Item 13. Table of Contents of the Statement of Additional
           Information.................................... Back Cover


                                     Part B

                                                           Location in Statement of
 Items required by Part B of Form N-2                      Additional Information
 ------------------------------------                      ------------------------
 Item 14. Cover Page...................................... Cover Page

 Item 15. Table of Contents............................... Back Cover

 Item 16. General Information and History................. Not Applicable

 Item 17. Investment Objectives and Policies.............. Not Applicable

 Item 18. Management...................................... Management of the Fund

 Item 19. Control Persons and Principal Holders of
           Securities..................................... Not Applicable

 Item 20. Investment Advisory and Other Services.......... Management of the Fund

 Item 21. Brokerage Allocation and Other Practices........ Not Applicable

 Item 22. Tax Status...................................... Additional Tax Discussion

 Item 23. Financial Statements............................ Balance Sheet of the Fund

                           Part C--Other Information

Items 24-33 have been answered in Part C of this Registration Statement

The Prospectus and Statement of Additional Information for SAL Trust Preferred Fund I included as part of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2 (File No. 333-82195) filed with the Securities and Exchange Commission on August 25, 1999 are hereby incorporated by reference as if set forth in full herein.

                           SAL TRUST PREFERRED FUND I

                           PART C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

   1. Financial Statements:

   All other financial statements, schedules and historical financial information have been omitted as the subject matter is not required, not present, or not present in amounts sufficient to require submission.

   2. Exhibits

  Item
 number Exhibits
 ------ --------
  a.1   Charter                    Certificate of Trust as filed with the State of Delaware on June 24,
                                    1999 is incorporated by reference to Exhibit a.1 of the Registration
                                    Statement on Form N-2 as filed on July 2, 1999.
  a.2                              Declaration of Trust dated June 24, 1999 is incorporated by reference to Exhibit a.2 of the Pre-Effective Amendment No. 1 to the
                                    Registration Statement on Form N-2 as filed on August 25, 1999.
  b.    By-Laws                    By-laws are incorporated by reference to Exhibit b of the Pre-
                                    Effective Amendment No. 1 to the Registration Statement on
                                    Form N-2 as filed on August 25, 1999.
  c.    Any Voting Trust Agree-    Not Applicable.
         ment
  d.    All Instruments Defining   Not Applicable.
         Rights of Securities'
         Holders
  e.    Dividend Reinvestment      Not Applicable.
         Plan
  f.    Constituent Instruments    Not Applicable.
         Defining the Rights of
         the Holders of Long-
         Term Debt
  g.    Investment Advisory        Form of Management Agreement is incorporated by reference
         Contracts                  to Exhibit g of the Pre-Effective Amendment No. 1 to the
                                    Registration Statement on Form N-2 as filed on August 25, 1999.
  h.    Underwriting or            Form of Underwriting Agreement is incorporated by reference
         Distribution Contract      to Exhibit h of the Pre-Effective Amendment No. 1 to the
                                    Registration Statement on Form N-2 as filed on August 25, 1999.
  i.    Bonus, Profit Sharing,     Not Applicable.
         Pension or Other Simi-
         lar Contracts
  j.    Custodian Agreements and   Form of Custodian Agreement is incorporated by reference
         Depositary Contracts       to Exhibit j of the Pre-Effective Amendment No. 1 to the
                                    Registration Statement on Form N-2 as filed on August 25, 1999.
  k.1   All other Material Con-    Forms of Trust Preferred Purchase Agreement are incorporated by
         tracts                     reference to Exhibit k.1 of the Pre-Effective Amendment No. 1 to
                                    the Registration Statement on Form N-2 as filed on August 25, 1999.
  k.2                              Form of Guarantee Agreement is incorporated by reference to
                                    Exhibit k.2 of the Pre-Effective Amendment No. 1 to the
                                    Registration Statement on Form N-2 as filed on August 25, 1999.

  Item
 number Exhibits
 ------ --------
  k.3                              Form of Indenture is incorporated by reference to Exhibit k.3 of the
                                    Pre-Effective Amendment No. 1 to the Registration Statement on
                                    Form N-2 as filed on August 25, 1999.
  k.4                              Form of Bank Trust Agreement is incorporated by reference to
                                    Exhibit k.4 of the Pre-Effective Amendment No. 1 to the
                                    Registration Statement on Form N-2 as filed on August 25, 1999.
  l.    Opinion and Consent of     Opinion and Consent of Counsel to the Fund is incorporated by
         Counsel                    reference to Exhibit 1 of the Pre-Effective Amendment No. 1 to
                                    the Registration Statement on Form N-2 as filed on August 25, 1999.
  m.    Consent to Service of      Not Applicable.
         Process
  n.1   Copies of Other Opinions   Consent of Arthur Andersen LLP, Independent Public
                                    Accountants to the Fund is filed herewith.
  n.2                              Consent of Osburn, Henning and Company Independent
                                    Public Accountants to First Bancorp, Inc. is filed herewith.
  n.3                              Consent of McGladery & Pullen, LLP Independent Public
                                    Accountants to First Southern Bancorp, Inc. is filed herewith.
  n.4                              Consent of Ernst & Young LLP Independent Public Accountants
                                    to Central Community Corporation is filed herewith.
  o.    Omitted Financial State-   Not Applicable.
         ments
  p.1   Initial Capital Agree-     Form of Initial Capital Agreement is incorporated by reference to
         ments                      Exhibit p of the Pre-Effective Amendment No. 1 to the
                                    Registration Statement on Form N-2 as filed on August 25, 1999.
  p.2                              Amendment to Investment Letter is filed herewith.
  q.    Retirement Plan            Not Applicable.

--------

Item 25. Marketing Arrangements.

   Paragraphs 2 and 3 of Exhibit h is incoporated by reference to Exhibit h of the Pre-Effective Amendment No.1 to the Registration Statement on Form N-2 as filed on August 25, 1999.

Item 26. Other Expenses of Issuance and Distribution.

        Registration fee              $  6,575
        Printing costs                $100,000
        Legal fees and expenses       $100,000
        Accounting fees and expenses  $  3,000
        NASD fees                     $  2,865
        AMEX fees                     $ 10,000
        Miscellaneous                 $ 20,000
                                      --------
        Total                         $236,540*

*None of these expenses will be borne by the Fund.

Item 27. Persons controlled by or under Common Control with Registrant.

   Prior to the date of this Offering, Sterne Agee Asset Management, Inc. may be deemed to control the Fund due to its ownership of all of the then currently outstanding Fund Shares. Sterne Agee Asset Management, Inc., a Delaware corporation, Sterne, Agee & Leach Inc., a Delaware corporation, and The Trust Company of Sterne Agee & Leach, Inc., an Alabama Trust Company, are under the common control of Sterne, Agee & Leach Group, Inc., a Delaware holding company.

Item 28. Number of Holders of Securities.

   Not Applicable.

Item 29. Indemnification.

   Section 10.02 of exhibit a.2 is incorporated by reference to Exhibit a.2 of the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 as filed on August 25, 1999 and Section 8 of exhibit h incorporated by reference to Exhibit h of the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 as filed August 25, 1999.

Item 30. Business and Other Connections of Investment Adviser

    Name and Position with the Manager   Name of Other Company  Connection with Other Company
    ----------------------------------   ---------------------  -----------------------------
   James S. Holbrook, Jr.               Bobby Allison                  director
    Chairman of the Board               Wireless Corporation
                                        2055 Lake Avenue, S.E.
                                        Suite A
                                        Largo, Florida 34641

   A. Fox deFuniak, III                 Birmingham Recycling           director
    director                            Investment Corporation
                                        1000 Urban Center Drive
                                        Suite 300
                                        Birmingham, AL 35242

                                        Cobb Theaters, Inc.            former director
                                        7001 Crestwood Blvd.
                                        Birmingham, AL 35210

Item 31. Location of Accounts and Records.

   The name and address of each person maintaining physical possession of each account, book or other document required to be maintained by Section 31(a) of the 1940 Act are as follows:

Sterne Agee Asset Management, Inc.        Morgan, Lewis & Bockius LLP
800 Shades Creek Parkway                  1800 M Street N.W.
Suite 125                                 Washington, D.C. 20036
Birmingham, AL 35209

Item 32. Management Service.

   Not Applicable.

Item 33. Undertakings.

    1. An undertaking to suspend the offering of shares until the prospectus is amended if : (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

    2. Not Applicable.

    3. Not Applicable.

    4. Not Applicable.

    5. If the registrant is filing a registration statement permitted by Rule 430A under the Securities Act of 1933, an undertaking that:

      a. For the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

      b. For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

    6. Not Applicable.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, and State of Alabama, on the 9th day of September, 1999.

                                          SAL Trust Preferred Fund I

                                                /s/ James S. Holbrook, Jr.
                                          By: _________________________________
                                                  James S. Holbrook, Jr.

                                                      President

   Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the date indicated.

              Signature                        Title                 Date

     /s/ James S. Holbrook, Jr.        Chairman of the
-------------------------------------   Board of Trustees        September 9,
       James S. Holbrook, Jr.           and President             1999

                                       Trustee
      /s/ James A. Taylor                                        September 9,
-------------------------------------                             1999

        James A. Taylor

         /s/ Robert M. Couch           Trustee
-------------------------------------                            September 9,
           Robert M. Couch                                        1999

        /s/ F. Eugene Woodham
-------------------------------------  Treasurer &               September 9,
          F. Eugene Woodham             Secretary                 1999

                                 EXHIBIT INDEX

 Item
number  Exhibits
------  --------
 a.1    Charter                               Certificate of Trust as filed with the State of Delaware on
                                               June 24, 1999 is incorporated by reference to Exhibit a.1
                                               of the Registration Statement on Form N-2 as filed on
                                               July 2, 1999.
 a.2                                          Declaration of Trust dated June 24, 1999 is incorporated by reference to Exhibit a.2 of the Pre-Effective Amendment
                                               No. 1 to the Registration Statement on Form N-2 as filed on
                                               August 25, 1999.
 b.     By-Laws                               By-laws are incorporated by reference to Exhibit b of the
                                               Pre-Effective Amendment No. 1 to the Registration Statement
                                               on Form N-2 as filed on August 25, 1999.
 c.     Any Voting Trust Agreement            Not Applicable.
 d.     All Instruments Defining Rights       Not Applicable.
         of Securities' Holders
 e.     Dividend Reinvestment Plan            Not Applicable.
 f.     Constituent Instruments Defining      Not Applicable.
         the Rights of the Holders of
         Long-Term Debt
 g.     Investment Advisory Contracts         Form of Management Agreement is incorporated by reference
                                               to Exhibit g of the Pre-Effective Amendment No. 1 to the
                                               Registration Statement on Form N-2 as filed on August 25,
                                               1999.
 h.     Underwriting or Distribution Contract Form of Underwriting Agreement is incorporated by reference to Exhibit h of the Pre-Effective Amendment No. 1 to the
                                               Registration Statement on Form N-2 as filed on August 25, 1999.
 i.     Bonus, Profit Sharing, Pension or     Not Applicable.
         Other Similar Contracts
 j.     Custodian Agreements and              Form of Custodian Agreement is incorporated by reference to
         Depositary Contracts                  Exhibit j of the Pre-Effective Amendment No. 1 to the
                                               Registration Statement on Form N-2 as filed on August 25, 1999.
 k.1    All other Material Contracts          Forms of Trust Preferred Purchase Agreement are incorporated by reference to Exhibit k.1 of the Pre-Effective Amendment
                                               No. 1 to the Registration Statement on Form N-2 as filed on
                                               August 25, 1999.
 k.2                                          Form of Guarantee Agreement is incorporated by reference to
                                               Exhibit k.2 of the Pre-Effective Amendment No. 1 to the
                                               Registration Statement on Form N-2 as filed on August 25,
                                               1999.
 k.3                                          Form of Indenture is incorporated by reference to Exhibit k.3 of the Pre-Effective Amendment No. 1 to the Registration
                                               Statement on Form N-2 as filed on August 25, 1999.
 k.4                                          Form of Bank Trust Agreement is incorporated by reference to
                                               Exhibit k.4 of the Pre-Effective Amendment No. 1 to the
                                               Registration Statement on Form N-2 as filed on August 25, 1999.

 Item
number  Exhibits
------  --------
 l.     Opinion and Consent of Counsel Opinion and Consent of Counsel to the Fund is incorporated by reference to Exhibit 1 of the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 as filed on
                                        August 25, 1999.
 m.     Consent to Service of Process  Not Applicable.
 n.1    Copies of Other Opinions       Consent of Arthur Andersen LLP, Independent Public
                                        Accountants to the Fund is filed herewith.
 n.2                                   Consent of Osburn, Henning and Company Independent
                                        Public Accountants to First Bancorp, Inc. is filed herewith.
 n.3                                   Consent of McGladery & Pullen, LLP Independent Public
                                        Accountants to First Southern Bancorp, Inc. is filed herewith.
 n.4                                   Consent of Ernst & Young LLP Independent Public Accountants
                                        to Central Community Corporation is filed herewith.
 o.     Omitted Financial Statements   Not Applicable.
 p.1    Initial Capital Agreements     Form of Initial Capital Agreement is incorporated by reference to
                                        Exhibit p of the Pre-Effective Amendment No. 1 to the
                                        Registration Statement on Form N-2 as filed on August 25, 1999.
 p.2                                   Amendment to Investment Letter is filed herewith.
 q.     Retirement Plan                Not Applicable.